GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	6 Months Ended
Jun. 30, 2021
General And Administrative Expenses
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

Details of the general and administrative expenses by nature are presented in the following table:

(All amounts in table are expressed in thousands of Canadian dollars)

	Three Months Ended		Six Months Ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Consulting fees	144	36	220	84
Professional fees	20	46	33	81
Management fees	135	140	261	256
Investor relations	46	11	62	14
Filing fees	14	12	28	21
Salaries and benefits	-	93	-	168
General office expenses	35	21	52	40
Total	394	359	656	664